Long-term Debt - Schedule of Mandatory Debt Payments (Detail) CAD in Millions, $ in Millions	Dec. 31, 2017 CAD	Dec. 31, 2017 USD ($)	Apr. 07, 2017 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2016 USD ($)
Disclosure of detailed information about borrowings [line items]
Total Debt Principal			$ 2,900
Long-term Borrowings [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		$ 7,650			$ 4,750
Total Debt Principal, (CAD equivalent) | CAD	CAD 9,597			CAD 6,378
Long-term Borrowings [Member] | Later than one year and not later than two years [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent) | CAD	1,631
Long-term Borrowings [Member] | Later than four years and not later than five years [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent) | CAD	627
Long-term Borrowings [Member] | 5 Years [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal, (CAD equivalent) | CAD	CAD 7,339
Long-term Borrowings [Member] | Us Dollar [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		7,650
Long-term Borrowings [Member] | Us Dollar [Member] | Later than one year and not later than two years [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		1,300
Long-term Borrowings [Member] | Us Dollar [Member] | Later than four years and not later than five years [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		500
Long-term Borrowings [Member] | Us Dollar [Member] | 5 Years [Member]
Disclosure of detailed information about borrowings [line items]
Total Debt Principal		$ 5,850